Consolidated Statements of Changes in Equity		Share capital [Member] USD ($) shares	Share-based payment reserve [Member] USD ($)	Accumulated other comprehensive income [Member] USD ($)	Deficit [Member] USD ($)	Total equity attributable to the equity holders of the Company [Member] USD ($)	Non-controlling interests [Member] USD ($)	USD ($) shares
Balance at Jun. 30, 2019	[1]	$ 114,621,944	$ 15,265,578	$ 49,797,021	$ (46,541,710)	$ 93,142,833	$ (12,246)	$ 93,130,587
Balance, Shares at Jun. 30, 2019 | shares	[1]	142,432,812
Options exercised		$ 1,158,470	(390,886)			767,584		$ 767,584
Options exercised, Shares | shares		888,066						888,066
Restricted share units vested		$ 470,929	(470,929)
Restricted share units vested, shares | shares		136,400
Common shares issued through bought deal financing		$ 29,303,208				29,303,208		$ 29,303,208
Common shares issued through bought deal financing, Shares | shares		8,550,500
Share-based compensation			2,759,903			2,759,903		(1,584,730)	[1]
Common shares issued to acquire mineral property interest		$ 349,759	(349,759)
Common shares issued to acquire mineral property interest, Shares | shares		291,000
Net income (loss)					5,907,726	5,907,726	(14,458)	5,893,268	[1]
Currency translation adjustment				(2,127,133)		(2,127,133)	(14,666)	(2,141,799)
Balance at Jun. 30, 2020	[1]	$ 145,904,310	16,813,907	7,669,888	(40,633,984)	129,754,121	(41,370)	129,712,750
Balance, Shares at Jun. 30, 2020 | shares	[1]	152,298,778
Options exercised		$ 1,623,221	(547,064)			1,076,157		$ 1,076,157
Options exercised, Shares | shares		1,396,935						1,396,935
Restricted share units vested		$ 1,751,533	(1,751,533)
Restricted share units vested, shares | shares		464,550
Share-based compensation			2,399,366			2,399,366		$ (1,482,170)
Common shares issued to acquire mineral property interest		$ 350,479	(350,479)
Common shares issued to acquire mineral property interest, Shares | shares		291,000
Spin-out distribution					(6,906,548)	(6,906,548)		(6,906,548)
Net income (loss)					(6,566,440)	(6,566,440)	(7,934)	(6,574,374)
Currency translation adjustment				5,971,491		5,971,491	45,714	6,017,205
Balance at Jun. 30, 2021		$ 149,629,543	$ 16,564,197	$ 13,641,379	$ (54,106,972)	$ 125,728,147	$ (3,590)	$ 125,724,557
Balance, Shares at Jun. 30, 2021 | shares		154,451,263

[1]	Restated for change in presentation currency (note 2(c))